Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 3,055	$ 2,063	$ 5,776	$ 4,156
Costs and expenses (income)
Cost of sales (notes 5 and 7)	1,900	1,545	3,676	3,035
General and administrative expenses	71	59	111	113
Exploration, evaluation and project expenses	78	98	149	172
Impairment (reversals) charges (notes 9B and 13)	23	12	(313)	15
Loss (gain) on currency translation	2	(6)	18	16
Closed mine rehabilitation	7	16	97	41
Income from equity investees (note 12)	(61)	(50)	(115)	(78)
Other expense (note 9A)	73	7	38	33
Income before finance costs and income taxes	962	382	2,115	809
Finance costs, net	(82)	(118)	(186)	(238)
Income before income taxes	880	264	1,929	571
Income tax expense (note 10)	(258)	(41)	(644)	(208)
Net income	622	223	1,285	363
Attributable to:
Equity holders of Barrick Gold Corporation	357	194	757	305
Profit (loss), attributable to non-controlling interests	$ 265	$ 29	$ 528	$ 58
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 8)
Basic	$ 0.20	$ 0.11	$ 0.43	$ 0.17
Diluted	$ 0.20	$ 0.11	$ 0.43	$ 0.17